NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
NET INCOME (LOSS) PER SHARE
Schedule of calculation of net loss per share

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Numerator:
Net (loss) income attributable to AirNet Technology Inc.’s ordinary shareholders	$(3,925)	$19,895

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic and diluted	3,575,714	8,035,683
Weighted average shares used in calculating (loss) income per ADS
Basic and diluted	3,575,714	8,035,683

Net (loss) income per ordinary share
Basic and diluted	$(1.10)	$2.48

Net (loss) income per ADS
Basic and diluted	$(1.10)	$2.48